Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	₩ 8,775,086	₩ 8,088,507
Non-current assets	39,131,871	37,113,861
Current liabilities	(8,177,967)	(7,851,673)
Non-current liabilities	(15,332,747)	(14,533,761)
Carrying amount of non-controlling interests	652,349	(133,293)
Revenue	18,724,299	17,843,537	₩ 16,945,910
Profit (loss) for the year	1,500,538	860,733	3,131,988
Total comprehensive income (loss)	1,962,360	861,742	2,990,404
Profit (loss) attributable to non-controlling interests	(3,814)	(27,965)	4,101
Net cash provided by (used in) operating activities	5,821,876	4,034,984	4,332,580
Net cash provided by (used in) investing activities	(4,250,402)	(3,581,584)	(4,047,725)
Net cash provided by (used in) financing activities	(1,457,579)	(686,674)	(238,313)
Effects on exchange rate changes on cash and cash equivalents	(15,066)	(2,601)	₩ 2,422
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)			41.00%
Current assets			₩ 118
Non-current assets			147,573
Current liabilities			(20,873)
Net assets			126,818
Net assets on the consolidated financial statements			126,818
Carrying amount of non-controlling interests			51,995
Profit (loss) for the year	₩ (44,737)	₩ (294)	58,584
Profit (loss) for the year on the consolidated financial statements			58,584
Total comprehensive income (loss)			27,773
Profit (loss) attributable to non-controlling interests			24,019
Net cash provided by (used in) operating activities			115,566
Net cash provided by (used in) investing activities			600
Net cash provided by (used in) financing activities			(116,150)
Net increase(decrease) in cash and cash equivalents			16
Dividend paid to non-controlling interests during the year ended December 31, 2018			₩ 36,178
DREAMUS COMPANY [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	48.60%	48.60%	47.40%
Current assets	₩ 146,278	₩ 136,269	₩ 150,014
Non-current assets	26,165	35,317	54,465
Current liabilities	(72,762)	(49,776)	(41,957)
Non-current liabilities	(3,880)	(3,893)	(2,663)
Net assets	95,801	117,917	159,859
Net assets on the consolidated financial statements	95,801	117,917	159,859
Carrying amount of non-controlling interests	47,452	57,175	76,204
Revenue	226,329	196,961	137,849
Profit (loss) for the year	(23,068)	(48,006)	(21,314)
Profit (loss) for the year on the consolidated financial statements	(23,068)	(48,006)	(21,314)
Total comprehensive income (loss)	(22,740)	(47,971)	(21,125)
Profit (loss) attributable to non-controlling interests	(10,770)	(23,281)	(10,094)
Net cash provided by (used in) operating activities	15,223	(1,387)	13,635
Net cash provided by (used in) investing activities	(2,471)	(2,596)	(10,169)
Net cash provided by (used in) financing activities	(2,329)	(2,965)	69,267
Effects on exchange rate changes on cash and cash equivalents	(2,053)	197
Net increase(decrease) in cash and cash equivalents	₩ 8,370	₩ (6,751)	₩ 72,733
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	47.40%	47.30%	34.50%
Current assets	₩ 215,672	₩ 208,527	₩ 92,844
Non-current assets	27,770	27,802	23,872
Current liabilities	(96,139)	(88,842)	(63,440)
Non-current liabilities	(3,804)	(4,783)	(2,450)
Net assets	143,499	142,704	50,826
Net assets on the consolidated financial statements	143,499	142,704	50,826
Carrying amount of non-controlling interests	68,573	67,742	17,711
Revenue	155,218	135,116	110,284
Profit (loss) for the year	1,952	(5,415)	(13,903)
Profit (loss) for the year on the consolidated financial statements	1,952	(5,415)	(13,903)
Total comprehensive income (loss)	2,278	(5,856)	(14,386)
Profit (loss) attributable to non-controlling interests	930	(2,256)	(4,791)
Net cash provided by (used in) operating activities	38,006	14,426	7,181
Net cash provided by (used in) investing activities	(62,816)	(87,275)	(11,482)
Net cash provided by (used in) financing activities	(2,499)	96,189	5
Effects on exchange rate changes on cash and cash equivalents		2
Net increase(decrease) in cash and cash equivalents	₩ (27,309)	₩ 23,342	₩ (4,296)
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	18.20%	18.20%	18.20%
Current assets	₩ 896,828	₩ 779,568	₩ 923,153
Non-current assets	102,397	143,856	122,793
Current liabilities	(508,427)	(420,022)	(486,391)
Non-current liabilities	(34,107)	(26,410)	(9,516)
Net assets	456,691	476,992	550,039
Fair value adjustment and others	(14,297)	(18,805)	(23,191)
Net assets on the consolidated financial statements	442,394	458,187	526,848
Carrying amount of non-controlling interests	81,754	84,673	95,811
Revenue	545,556	530,489	228,000
Profit (loss) for the year	(29,623)	(5,077)	(9,507)
Depreciation of the fair value adjustment and others	(492)	(614)	(161)
Profit (loss) for the year on the consolidated financial statements	(30,115)	(5,691)	(9,668)
Total comprehensive income (loss)	(15,793)	(13,590)	(8,897)
Profit (loss) attributable to non-controlling interests	(5,565)	(1,064)	(1,758)
Net cash provided by (used in) operating activities	65,499	7,980	(69,347)
Net cash provided by (used in) investing activities	(71,644)	102,366	(470,211)
Net cash provided by (used in) financing activities	(18,059)	(72,686)	494,923
Effects on exchange rate changes on cash and cash equivalents	(385)	35
Net increase(decrease) in cash and cash equivalents	(24,589)	37,695	₩ (44,635)
Dividend paid to non-controlling interests during the year ended December 31, 2018	₩ 5,000	₩ 17,500
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	37.40%	45.00%	45.00%
Current assets	₩ 306,520	₩ 126,437	₩ 124,091
Non-current assets	2,620,876	2,513,344	2,487,747
Current liabilities	(417,194)	(279,403)	(243,064)
Non-current liabilities	(2,133,742)	(2,051,517)	(2,018,392)
Net assets	376,460	308,861	350,382
Fair value adjustment and others	(1,227,442)	(1,219,701)	(1,216,347)
Net assets on the consolidated financial statements	(850,982)	(910,840)	(865,965)
Carrying amount of non-controlling interests	(318,267)	(409,878)	(389,684)
Revenue	1,327,150	913,301	197,487
Profit (loss) for the year	14,227	12,703	6,038
Depreciation of the fair value adjustment and others	(19,229)	(14,913)	(2,954)
Profit (loss) for the year on the consolidated financial statements	(5,002)	(2,210)	3,084
Total comprehensive income (loss)	(3,758)	(5,413)	(991)
Profit (loss) attributable to non-controlling interests	(12,432)	(978)	1,387
Net cash provided by (used in) operating activities	248,524	238,378	(23,451)
Net cash provided by (used in) investing activities	(229,130)	(194,472)	(139,430)
Net cash provided by (used in) financing activities	11,134	(51,129)	124,076
Effects on exchange rate changes on cash and cash equivalents	(554)
Net increase(decrease) in cash and cash equivalents	29,974	(7,223)	(38,805)
Dividend paid to non-controlling interests during the year ended December 31, 2018	₩ 17,273	₩ 28,786
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	55.20%	65.40%
Current assets	₩ 165,668	₩ 133,741
Non-current assets	13,640	10,522
Current liabilities	(101,065)	(77,530)
Non-current liabilities	(3,713)	(989)
Net assets	74,530	65,744
Net assets on the consolidated financial statements	74,530	65,744
Carrying amount of non-controlling interests	46,010	41,074
Revenue	39,440	19,787
Profit (loss) for the year	12,307	5,756
Profit (loss) for the year on the consolidated financial statements	12,307	5,756
Total comprehensive income (loss)	12,145	5,396
Profit (loss) attributable to non-controlling interests	7,568	3,630
Net cash provided by (used in) operating activities	24,629	(9,331)
Net cash provided by (used in) investing activities	(2,284)	5,053
Net cash provided by (used in) financing activities	(4,278)	(4,644)
Net increase(decrease) in cash and cash equivalents	₩ 18,067	(8,922)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	24.90%
Current assets	₩ 1,179,743
Non-current assets	4,586,065
Current liabilities	(1,279,132)
Non-current liabilities	(1,840,357)
Net assets	2,646,319
Net assets on the consolidated financial statements	2,646,319
Carrying amount of non-controlling interests	665,020
Revenue	3,713,021	3,170,691	3,158,877
Profit (loss) for the year	150,694	₩ 47,701	₩ 154,999
Profit (loss) for the year on the consolidated financial statements	150,694
Total comprehensive income (loss)	151,417
Profit (loss) attributable to non-controlling interests	27,240
Net cash provided by (used in) operating activities	1,035,474
Net cash provided by (used in) investing activities	(844,454)
Net cash provided by (used in) financing activities	(93,259)
Net increase(decrease) in cash and cash equivalents	₩ 97,761